Stock-based compensation - Share Based Payment Arrangement (Details) - 2021 Incentive Award Plan	12 Months Ended
	Dec. 31, 2023 shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 USD ($)	Dec. 31, 2022 shares	Dec. 31, 2022 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted | shares	620,675
Option
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options beginning (in shares) | shares	549,863			442,789
Outstanding stock options ending (in shares) | shares	598,527			549,863
Option | Key management personnel of entity or parent
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding stock options beginning (in shares)	549,863		549,863	442,789
Balance at the beginning (in dollars per share)		$ 23.52			$ 25.00
Granted	442,789		99,480	107,074
Granted (in dollars per share)		22.79			17.39
Forfeited			(50,816)	0
Forfeited (in dollars per share)		23.95			0
Outstanding stock options ending (in shares)			598,527	549,863
Balance at the end (in dollars per share)		$ 23.36			$ 23.52